Operating Leases - Right-of-use Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Operating leases
Operating lease right-of-use assets	¥ 876,259	$ 134,293	¥ 901,956